Summary of Significant Accounting Policies (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw material and supplies	$ 1,499,030
Work in progress	5,167,882
Finished goods
Total inventories	$ 6,666,912